TAXATION	12 Months Ended
Dec. 31, 2021
TAXATION
TAXATION

29.  TAXATION

a.    Prepaid income taxes

	2020	2021
The Company - Corporate income tax	465	500
Subsidiaries - Corporate income tax	1,352	662
Total	1,817	1,162
Current portion	(1,079)	(297)
Non current portion (Note 15)	738	865

b.    Prepaid other taxes

The breakdown of prepaid other taxes is as follows:

	2020	2021
The Company:
VAT	1,215	1,004
Article 22 - Withholding tax on goods delivery and import	2	—
Article 23 - Withholding tax on services delivery	124	81
Subsidiaries:
VAT	3,012	2,635
Article 4 (2) - Final tax	6	5
Article 23 - Withholding tax on services delivery	17	36
Total	4,376	3,761
Current portion	(2,945)	(2,537)
Non-current portion (Note 15)	1,431	1,224

c.    Current income tax liabilities

The breakdown of current income tax liabilities is as follows:

	2020	2021
The Company:
Article 25 - Installment of corporate income tax	—	211
Article 29 - Corporate income tax	814	455
Subsidiaries:
Article 25 - Installment of corporate income tax	3	24
Article 29 - Corporate income tax	474	919
Total	1,291	1,609

d.    Other tax liabilities

The breakdown of other tax liabilities is as follows:

	2020	2021
The Company:
Article 4 (2) - Final tax	53	53
Article 21 - Individual income tax	119	97
Article 22 - Withholding tax on goods delivery and import	5	8
Article 23 - Withholding tax on services delivery	21	47
Article 26 - Withholding tax on non-resident income	7	3
VAT	—	505
VAT - Tax collector	490	409
Sub-total	695	1,122

Subsidiaries:
Article 4 (2) - Final tax	136	214
Article 21 - Individual income tax	176	151
Article 22 - Withholding tax on goods delivery and import	4	3
Article 23 - Withholding tax on services delivery	55	65
Article 26 - Withholding tax on non-resident income	7	14
VAT	349	745
Sub-total	727	1,192
Total	1,422	2,314

e.    The components of consolidated income tax expense (benefit) are as follows:

	2019	2020	2021
Current
The Company	1,272	1,976	2,236
Subsidiaries	9,347	7,822	7,320
Sub-total	10,619	9,798	9,556
Deferred
The Company	15	8	(614)
Subsidiaries	(195)	(549)	698
Sub-total	(180)	(541)	84
Net income tax expense	10,439	9,257	9,640

f.    Reconciliation of income tax expense

The details of the net income tax expense for the years ended December 31, 2019, 2020 and 2021 are as follows:

	2019	2020	2021
Estimated taxable income of the Company	6,007	10,140	11,593
Corporate income tax:
Current corporate income tax expense:
The Company	1,201	1,927	2,202
Subsidiaries	9,344	7,819	7,318
Current income tax expense of previous year:
The Company	1	1	—
Final tax expense:
The Company	70	48	34
Subsidiaries	3	3	2
Total income tax expense - current	10,619	9,798	9,556

Income tax expense (benefit) - deferred - effect of temporary differences at enacted maximum tax rates
The Company
Net periodic pension and other post-employment benefits costs	70	179	(134)
Cost to obtain contracts	54	(45)	(17)
Leases	7	(3)	(1)
Realization of accrual (accrual) of expenses and inventory write-off (provision for inventory obsolescence)	4	3	—
Amortization of (addition to) deferred installation fee	0	(28)	(64)
Allowance for expected credit losses	(88)	(48)	(71)
Provision for employee benefits	(15)	(48)	(111)
Valuation of long term investment	—	(11)	—
Amortization of intangible assets, land rights and others	(10)	(4)	1
Depreciation and gain on disposal or sale of property and equipment	(7)	13	(217)
Net	15	8	(614)
Telkomsel
Fair value measurement of other financial instruments	—	—	549
Leases	90	29	(84)
Trade receivables write-off (allowance for expected credit losses of receivables)	88	(384)	103
Amortization of license	33	(27)	28
Net periodic post-retirement health care benefit costs	0	0	—
Provision for employee benefits	(83)	84	(128)
Contract liabilities	—	9	(9)
Contract cost	—	(27)	27
Other financial instruments	—	65	1
Depreciation and gain on disposal or sale of property and equipment	(68)	(324)	100
Net	60	(575)	587
Subsidiaries - others - net	(255)	26	111
Net income tax benefit - deferred	(180)	(541)	84
Income tax expense - net	10,439	9,257	9,640

The reconciliation between the income tax expense calculated by applying the applicable tax rate of 20% (2019), 19% (2020) and 19% (2021) to the profit before income tax less income subject to final tax, and the net income tax expense as shown in the consolidated statements of profit or loss and other comprehensive income is as follows:

	2019	2020	2021
Profit before income tax consolidation	38,299	39,147	43,739
Less: consolidated income subject to final tax - net	(1,141)	(1,675)	(2,378)
Net	37,158	37,472	41,361
Income tax expense calculated at the Company’s applicable statutory tax rate	7,432	7,120	7,859
Difference in applicable statutory tax rate for subsidiaries	1,531	898	1,067
Non-deductible expenses	827	370	(24)
Final income tax expense	73	51	36
Deferred tax adjustment rate	—	210	(230)
Unrecognized deferred tax	323	201	17
Others	253	407	915
Net income tax expense	10,439	9,257	9,640

In March 2020, the Government issued Government Regulation in lieu of Law No.1/2020 concerning State Financial Policy and Financial System Stability for Handling Corona Virus Disease 2019 (COVID-19) and / or in the Context of Facing Threats that Harm National Economy and / or Financial System Stability, which has been stipulated into Law No.2/2020, governing the adjustments to the tax rates of domestic corporate taxpayers and permanent establishments, to 22% for fiscal years 2020 and 2021, and 20% for fiscal years 2022. Furthermore, the Government issues Government Regulations ("PP") No. 30/2020 concerning Reduction of Income Tax Rates for Domestic Taxpayers in the form of a Public Company, which regulates the tax rate of 3% lower for domestic taxpayers in the form of publicly listed companies whose shares are listed and traded on the IDX with a minimum of 40% of the total all shares subscribed by the company and such shares are owned by at least 300 shareholders, where the ownership of each may not exceed 5%. These requirements must be fulfilled by companies that listed their shares on the stock exchange in a minimum of 183 calendar days within one fiscal year, and the fulfillment of the requirements referred to is carried out by the Public Company Taxpayer by submitting a report to the Directorate General of Taxes. The Company has met all of the required criteria therefore, for the purpose of calculating current income tax expense and liabilities for the year ended December 31, 2021 and 2020, the Company has reduced the applicable tax rate by 3%.

In October 2021, the Government issued Law No. 7/2021 concerning Harmonization of Tax Regulations. In paragraph (1) letter b Article 17 Chapter III Income Tax Law no. 7/2021 stipulates that the tax rate applied to Taxable Income for domestic corporate taxpayers and permanent establishments is 22%, which comes into force in the 2022 tax year, and for corporate taxpayers in the form of a limited liability company with a total number of paid-up shares is traded on a stock exchange in Indonesia of at least 40% and meeting certain requirements can receive 3% tax rate lower than the expected rate.

The Company applied the tax rate of 19% for the years ended December 31, 2020 and 2021. The subsidiaries applied the tax rate of 22% for the years ended December 31, 2020 and 2021.

The Company will submit the above taxable income and current income tax expense computation in its Annual Tax Return for fiscal year 2021 that will be reported to the Tax Office based on prevailing regulations.

g.    Tax assessments

(i)   The Company

Income tax and VAT fiscal year 2012

On November 3, 2016, the Company received an Tax Underpayment Assessment Letter (“SKPKB”) for all taxes for fiscal year 2012 amounting to Rp1,820.3 billion (including penalty of Rp592.4 billion) and Tax Collection Letter (“STP”) for VAT amounting to Rp37.5 billion. The Company agreed to the recalculation of VAT amounting to Rp35.2 billion, corporate income tax amounting to Rp613.3 million, and withholding tax article 26 amounting to Rp311.5 million that have been charged in the 2016 consolidated statements of profit or loss and other comprehensive income. On November 16, 2016, the Company filed an objection regarding to the remaining assessments.

On November 16, 2016, the Company filed an objection regarding to the remaining assessments. During 2017, the Company received decision letters on objections from the Tax Authorities. On January 17 and 26, 2018, the Company filed an appeal.

On December 16, 2019, the Company received the Tax Court’s verdict regarding tax dispute for all taxes for fiscal year 2012. The Tax Court granted the several Company’s appeal. Thus, the amount should be paid by Company for withholding tax article 21, 23, 26, 4(2), corporate income tax and VAT amounting to Rp82.9 billion (including penalty of Rp27 billion). The Company has received appeal decision and paid the underpayment of withholding tax, corporate income tax and VAT.

On July 6, 2020, the Company received a notification from Tax Court that Tax Authorities filed a judicial review for all Tax Court Decisions. On July 30, 2020, in response to the judicial review from Tax Authorities, the Company filed a contra memorandum for all 2012 decisions to the Supreme Court (“SC”).

In February and March 2021, the Company received the results of the decision on the review process of the VAT dispute over the March and October 2012 tax periods. In October 2021, SC announced rejection for judicial review of the VAT for Januari and May 2012 tax period that proposed by DGT. SC announced rejection for judicial review. Accordingly, from all judicial review cases at the SC for all types of 2012 taxes, the Company has received all final and binding decisions from the SC.

Income tax and VAT fiscal year 2015

On April 25, 2017, the Tax Authorities issued Tax Overpayment Assessment Letter (“SKPLB”) for corporate income tax amounting to Rp147 billion, and SKPKBs for underpayment of VAT amounting to Rp13 billion (including penalty of Rp4.1 billion), underpayment of VAT on tax collected amounting to Rp6 billion (including penalty of Rp1.5 billion), underpayment of self-assessed offshore VAT amounting to Rp55.3 billion (including penalty of Rp16.8 billion). The Company also received STP for VAT amounting to Rp34 billion, VAT on tax collected amounting to Rp7 billion, and self-assessed offshore VAT amounting to Rp8 billion.

The Company accepted tax audit decision amounting to Rp17 billion for corporate income tax, to transfer deductible temporary differences related to provision for incentives to fixed wireless (Flexi) subscribers’ migration amounting to Rp42 billion from Annual Tax Return of corporate income tax fiscal year 2015 to Annual Tax Return of corporate income tax fiscal year 2016.

The Company also accepted underpayment of VAT, underpayment of VAT on tax collected, and STP for VAT on tax collected amounting to Rp26 billion. The accepted portion was charged to the

2017 consolidated statements of profit or loss and other comprehensive income. On July 24, 2017, the Company filed Objection Letter to the Tax Authorities for corporate income tax amounting to Rp210.5 billion and self-assessed offshore VAT amounting to Rp55.3 billion.

On May 3 and 22, 2018, the Tax Authorities issued decision letter on Company’s objections for SKPLB of self-assessed offshore VAT amounting to Rp54.6 billion, wherein Tax Authorities reduced the Company's underpayment and granted all the Company’s objection. The Company agreed with the Tax Authorities decision regarding SKPLB of self-assessed offshore VAT amounting to Rp793 million and charged in the 2018 consolidated statements of profit or loss and other comprehensive income.

On July 18, 2018, the Tax Authorities issued Decision Letter on Company’s objections for SKPLB of corporate income tax, wherein the Tax Authorities has granted the several Company’s objection and additional amount of overpayment which should be received amounting to Rp76 billion. On October 10, 2018, the Company filed an appeal.

On July 8, 2020, the Company received appeal decision from the Tax Court regarding corporate income tax dispute for fiscal year 2015. The Tax Court partially approved the appeal filed by the Company. On September 9, 2020, the Company received tax refund of additional overpayment of corporate income tax amounting to Rp90.9 billion.

On October 26, 2020, the Company received notification letter from Tax Court that Tax Authorities filed a judicial review of corporate income tax dispute for fiscal year 2015. On December 2, 2020, the Company filed a contra memorandum for judicial review as response of Tax Authorities judicial review. As of the date of approval and authorization for the issuance of these consolidated finanacial statements, the Company did not received verdict from the SC. In accordance with taxation law, for all withholding income tax and VAT except for corporate income tax has passed tax assessment period, therefore all tax liabilities for fiscal year 2015 considered final and has permanent legal force.

Income tax and VAT fiscal year 2018

On December 16, 2020, the Company received Tax Assessment Letter (“SKP”) and STP as result of 2018 tax audit. The DGT issued SKPLB of corporate income tax amounting to Rp101.5 billion, SKPLB of withholding tax article 21 amounting to Rp1.9 billion (include penalty Rp573.9 million), SKPLB of withholding tax article 23 amounting to Rp4 million (include penalty Rp1.2 million) and SKPLB of VAT for fiscal period January to August and October to December amounting to Rp85.3 billion). Furthermore The DGT issued SKPKB of VAT for fiscal period September amounting to Rp240.5 billion (include penalty Rp59.5 billion), SKPKB of VAT WAPU amounting to Rp15.17 billion (include penalty Rp4.6 billion) and STP of VAT WAPU amounting to Rp1.2 billion. The Company agreed to receive tax audit correction of corporate income tax amounting Rp1.1 billion, underpayment of withholding tax article 21 amounting to Rp1.9 billion, underpayment of withholding tax article 23 amounting to Rp4 million, VAT tax credit amounting to Rp4.8 billion, STP of VAT WAPU amounting Rp1.2 billion and underpayment of VAT WAPU amounting to Rp15.17 billion. These corrections that have been approved have been charged to the 2020 profit or loss income statement.

The Company did not agree with the correction from tax auditor who imposes VAT on the transaction of submitting the space segment component (asset in constructive) of the Satelit Merah Putih to Telkomsat. In March 2021, the Company has submitted a tax objection letter to the Tax Authority for the correction of the tax auditor. As of the date of approval and authorization for issuance of these consolidated financial statements, the Company has not yet received the result of the appeal decision.

(ii)   Telkomsel

Income tax and VAT fiscal year 2014

On May 31, 2019, Telkomsel received the SKPKB and STP for the fiscal year 2014 amounting to Rp150.6 billion (including penalty of Rp54.6 billion). Telkomsel accepted and paid the portion of Rp16.5 billion on June 27, 2019 and recorded it as other expense. On August 20, 2019, Telkomsel has paid amounting to Rp99.1 billion and recorded it as claim for tax refund. Subsequently, on August 23, 2019, Telkomsel filed an objection to the Tax Authorities amounting to Rp134.1 billion.

On July 15 and July 22, 2020, Telkomsel received objection decision letter from Tax Authorities which accepted Rp27.2 billion and rejected Rp106.8 billion. In August 27, 2020 Telkomsel received partially the tax refund Rp27.2 billion. On September 28, 2020, Telkomsel filed an appeal to the Tax Court for the 2014 corporate income tax, withholding tax, and VAT. As of the date of approval and authorization for issuance of these financial statements, Telkomsel has not yet received the result of the appeal decision.

Income tax and VAT fiscal year 2015

On August 1, 2019, Telkomsel received the SKPKB and STP for fiscal year 2015 amounting to Rp384.8 billion (including penalty of Rp128.6 billion). On August 28, 2019, Telkomsel has paid the whole amount (including penalty). For the amount of Rp34.6 billion was charged to the statement of profit or loss and other comprehensive income and for the remaining portion amounting to Rp350.2 billion was recorded as claim for tax refund. On September 24, 2019, Telkomsel filed an objection to the Tax Authorities amounting to Rp350.2 billion.

On July 13, 2020, Telkomsel received objection decision letter from Tax Authorities that rejected all Company’s objection.

On September 28, 2020, the Company filed an appeal to the Tax Court for the 2015 CIT, WHT, and VAT. As of the date of approval and authorization for issuance of these financial statements, the appeal is still in process.

Income tax and VAT fiscal year 2018

On February 20, 2020, Telkomsel received the tax audit instruction letter for compliance of fiscal year 2018. As of the date of approval and authorization for issuance of these financial statements, the tax audit still in process.

h.    Deferred tax assets and liabilities

The details of the Group's deferred tax assets and liabilities are as follows:

			(Charged)	Credited to other	Charged to
	December 31,	Changes of	credited to profit	comprehensive	equity and	December 31,
	2019	tax rates	or loss	income	reclassification	2020
The Company
Deferred tax assets:
Allowance for expected credit losses	774	(126)	174	—	2	824
Net periodic pension and other post-employment benefit costs	837	(158)	(21)	546	—	1,204
Difference between accounting and tax bases of property and equipment	427	32	(45)	—	—	414
Provision for employee benefits	230	(12)	60	—	—	278
Deferred installation fee	92	(17)	45			120
Land rights, intangible assets and others	19	(1)	5	—	—	23
Accrued expenses and provision for inventory obsolescence	75	(8)	5	—	—	72
Total deferred tax assets	2,454	(290)	223	546	2	2,935
Deferred tax liabilities:
Valuation of long-term investment	(11)	1	10	—	—	—
Leases	(8)	1	2	—	—	(5)
Capitalization of contract cost	(134)	15	30	—	—	(89)
Total deferred tax liabilities	(153)	17	42	—	—	(94)

Telkomsel
Deferred tax assets:
Provision for employee benefits	865	(186)	102	298	—	1,079
Allowance for expected credit losses	282	(59)	59	—	—	282
Contract liabilities	—	(1)	(8)	—	—	(9)
Other financial instruments	—	(109)	493	—	—	384
Total deferred tax assets	1,147	(355)	646	298	—	1,736
Deferred tax liabilities:
Leases	(986)	—	76	—	20	(890)
Difference between accounting and tax bases of property and equipment	(557)	446	(122)	—	—	(233)
License amortization	(151)	31	(4)	—	—	(124)
Contract cost	—	3	24	—	—	27
Other financial instruments	—	—	(65)	—	—	(65)
Total deferred tax liabilities	(1,694)	480	(91)	—	20	(1,285)

Deferred tax assets of the Company - net	2,301	(273)	265	546	2	2,841
Deferred tax (liabilities) assets of Telkomsel - net	(547)	125	555	298	20	451
Deferred tax assets of the other subsidiaries - net	478	(57)	(38)	4	64	451
Deferred tax liabilities of the other subsidiaries - net	(657)	(6)	74	11	(29)	(607)
Total deferred tax asset - net	2,232					3,743
Total deferred tax liabilities - net	(657)					(607)

			(Charged)	Credited to other	Charged to	Acquisition/
	December 31,		credited to profit	comprehensive	equity and	business	December 31,
	2020	Rate changes	or loss	income	reclassification	combination	2021
The Company
Deferred tax assets:
Allowance for expected credit losses	824	87	(16)	—	—	—	895
Net periodic pension and other post-employment benefit costs	1,204	117	17	(228)	—	—	1,110
Difference between accounting and tax bases of property and equipment	414	(32)	249	—	—	—	631
Provision for employee benefits	278	—	111	—	—	—	389
Deferred installation fee	120	12	52	—	—	—	184
Land rights, intangible assets and others	23	—	(1)	—	—	—	22
Accrued expenses and provision for inventory obsolescence	72	4	(4)	—	—	—	72
Total deferred tax assets	2,935	188	408	(228)	—	—	3,303
Deferred tax liabilities:
Leases	(5)	(1)	2	—	—	—	(4)
Capitalization of contract cost	(89)	(8)	25	—	—	—	(72)
Total deferred tax liabilities	(94)	(9)	27	—	—	—	(76)

Telkomsel
Deferred tax assets:
Provision for employee benefits	1,079	59	69	21	—	—	1,228
Allowance for expected credit losses	282	14	(117)	—	—	—	179
Contract liabilities	(9)	—	9	—	—	—	—
Other financial instruments	384	—	—	—	—	—	384
Total deferred tax assets	1,736	73	(39)	21	—	—	1,791
Deferred tax liabilities:
Fair value measurement of financial instruments	—	—	(549)	—	—	—	(549)
Leases	(890)	61	104	—	—	—	(725)
Difference between accounting and tax bases of property and equipment	(233)	(137)	37	—	—	—	(333)
License amortization	(124)	(11)	(17)	—	—	—	(152)
Contract cost	27	—	(27)	—	—	—	—
Other financial instruments	(65)	—	—	—	—	—	(65)
Total deferred tax liabilities	(1,285)	(87)	(452)	—	—	—	(1,824)

Deferred tax assets of the Company - net	2,841	179	435	(228)	—	—	3,227
Deferred tax assets of the other subsidiaries - net	451	63	83	—	—	—	597
Deferred tax (liabilities) assets of Telkomsel - net	451	(14)	(491)	21	—	—	(33)
Deferred tax liabilities of the other subsidiaries - net	(607)	4	(262)	(6)	(3)	49	(825)
Total deferred tax asset - net	3,743						3,824
Total deferred tax liabilities - net	(607)						(858)

As of December 31, 2020 and 2021, the aggregate amounts of temporary differences associated with investments in subsidiaries and associated companies, for which deferred tax liabilities have not been recognized were Rp32,132 billion and Rp25,480 billion, respectively.

Realization of the deferred tax assets is dependent upon the Group’s capability in generating future profitable operations. Although realization is not assured, the Group believes that it is probable that these deferred tax assets will be realized through reduction of future taxable income when temporary differences reverse. The amount of deferred tax assets is considered realizable; however, it can be reduced if actual future taxable income is lower than estimates.

i.    Administration

From 2008 to 2019, the Company has been consecutively entitled to income tax rate reduction of 5% for meeting the requirements in accordance with the Government Regulation No. 81/2007 as amended by Government Regulation No. 77/2013 and the latest by Government Regulation No. 56/2015 in conjunction with PMK No. 238/PMK.03/2008. Furthermore, the Company is also entitled to an incentive the tax rate reduce by 3% because it meets the requirements in accordance with PP No. 30/2020. On the basis of historical data, for the year ended December 31, 2020 and 2021, the Company calculates the deferred tax using the tax rate of 19%.

The taxation laws of Indonesia require that the Company and its local subsidiaries submit individual tax returns on the basis of self-assessment. Under prevailing regulations, the DGT may assess or amend taxes within a certain period. For fiscal years 2007 and earlier, the period is within ten years from the time the tax became due, but not later than 2013, while for fiscal years 2008 and onwards, the period is within five years from the time the tax became due.

The Ministry of Finance of the Republic of Indonesia has issued Regulation No. 85/PMK.03/2012 dated June 6, 2012 as amended by PMK No. 136/PMK.03/2012 dated August 16, 2012 concerning the appointment of State-Owned Enterprises ("SOEs") to withhold, deposit and report VAT and Sales Tax on Luxury Goods ("PPnBM") according to the procedures outlined in the Regulation which is effective from July 1, 2012. The Ministry of Finance of the Republic of Indonesia also has issued Regulation No. 224/PMK.011/2012 dated December 26, 2012 concerning the appointment of SOEs for withholding tax article 22 as amended by PMK No. 34/PMK.010/2017 dated March 1, 2017. The Company has withheld, deposited, and reported the VAT, PPnBM and also withholding tax article 22 in accordance with the Regulations.

In May 2019, the Company was appointed as Low Risk Taxable Entrepreneur through DGT Decree No.KEP-00080/WPJ.19/KP.04/2019. In accordance with the Ministry of Finance Regulation No. 39/PMK.03/2018 dated April 12, 2018 as amended by PMK No. 117/PMK.03/2019 dated August 16, 2019, the Company was given the preliminary return on tax overpayment as referred to the taxation laws.

During the COVID-19 pandemic, the Government has updated its regulations governing tax incentives. In July 2020, the Minister of Finance of the Republic of Indonesia issued Regulation of the Minister of Finance No. 86 / PMK.03 / 2020 (“PMK-86/2020”) dated 16 July 2020 concerning Tax Incentives for Taxpayers Affected by the Corona Virus Disease 2019 Pandemic. In PMK-86/2020, the Government expanded the Mandatory Business Field Code (KLU) of Taxpayers who are entitled to take advantage of tax incentives and extend the incentive period until December 2020. Based on the list of KLU in the attachment PMK-86/2020, the Company’s KLU is included as the recipient of the incentive withholding tax article 21 for Government Borne Employees (DTP).

In January 2021, the Government issued Minister of Finance Regulation No.8/PMK.03/2021 concerning Procedures for Collecting, Depositing, and Reporting VAT or PPnBM by State-Owned Enterprises (“SOEs”) and Certain Companies Directly Owned by SOEs as VAT Collectors. Based on PMK-8/2021, the Government stipulates that in the event of the submission of BKP and/or JKP by a VAT collector to a VAT collector who is a SOEs or certain company that is directly owned by a SOEs, the VAT or VAT and PPnBM owed are collected, deposited, and reported by the VAT collector who submits the BKP and/or JKP. The company has adjusted the tax invoice issuance system and accounting treatment as an implementation of the provisions stipulated in PMK-8/2021.

In February 2021, the Government issued Minister of Finance Regulation No.9/PMK.03/2021 (“PMK9/2021”). Based on PMK-9/2021, the Government extends the incentive period until June 2021. In July 2021, the Government re-issued the Minister of Finance Regulation No.82/PMK.03/2021 (“PMK-82/2021”) concerning Amendments to PMK No.9/PMK.03/2021. Based on PMK-82/2021, the Government has extended the incentive period until December 2021 for withholding tax article 21 Borne by the Government (DTP) for Employees, Final Income Tax DTP for MSMEs, Final Income Tax DTP on Construction Services, reduction in the amount of withholding tax article 25 installments and a preliminary refund for VAT overpayments, and extend the incentive period until December 31, 2021 for exemption from collection of withholding tax article 22 Imports, limited to taxpayers who have KLU in accordance with the attachment of PMK-82/2021. Based on the list of KLUs in the attachment of PMK-82/2021, the Company's KLUs are still included as recipients of incentives for withholding tax article 21 DTP for Employees.

In October 2021, the Government issued Minister of Finance Regulation No.149/PMK.03/2021 (PMK-149/2021”) concerning the Second Amendment to PMK No.9/PMK.02/2021 which was added to the list of KLU recipients of incentives, and provide an extension of the submission period for the correction of the incentive realization report. Thus, until tax period of December 2021, employees are still entitled to take advantage of withholding tax article 21 DTP who meet the terms and conditions as stipulated in PMK-86/2020 as amended lastly with PMK-149/2021.